LINES OF CREDIT	12 Months Ended
Dec. 31, 2023
Lines Of Credit
LINES OF CREDIT

NOTE 5 — LINES OF CREDIT

Line of credit, CT Capital

On June 13, 2013, we entered into a Loan and Security Agreement (the “Loan Agreement”) with C.T. Capital, Ltd, (“Lender”) a Florida Limited Partnership. Under the Loan Agreement and subsequent amendments, Lender committed to make an accounts receivable line of credit to a maximum aggregate amount of $2,500,000. The Lender was also allowed to convert all or any portion of the outstanding principal or interest up to $2,000,000 on the loan into the Company’s common stock at a price equal to $0.75 per share. During 2021, the Loan Agreement was determined to be a general unsecured creditor under the Bankruptcy Plan, eligible to receive pro rata share distributions. At the time of the Bankruptcy Plan approval, the balance of the Loan Agreement was $1,108,851 and Lender was paid its portion of the distribution of $21,872 in April 2022.